Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date		rr_ProspectusDate	Aug. 30, 2015
Putnam Asia Pacific Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund summary
Objective [Heading]		rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Putnam Asia Pacific Equity Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/30/16
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 135%.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	135.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]		rr_StrategyHeading	Investments
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock	We invest mainly in equity securities (growth or value stocks or both) of Asian or Pacific Basin companies of any size that we believe have favorable investment potential. We may invest in both developed countries and emerging markets, although under normal circumstances we focus on emerging markets. This means we invest primarily in equity securities of Asian or Pacific Basin companies other than Japanese, Australian or New Zealand companies, although we may invest in companies in those countries. Under normal circumstances, we invest at least 80% of the fund's net assets in equity securities of Asian or Pacific Basin companies, other than Japanese, Australian or New Zealand companies. This policy may be changed only after 60 days' notice to shareholders. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risk [Heading]		rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid.

Investments focused in a single region may be affected by common economic forces and other factors. In addition, events in any one country within the region may impact the other countries or the region as a whole.

Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

			The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/15	4.29%
Best calendar quarter Q1 2012	15.91%
Worst calendar quarter Q3 2011	-29.97%

Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.29%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	15.91%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(29.97%)
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/14)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Putnam Asia Pacific Equity Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	2.19%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses		rr_ExpensesOverAssets	3.34%
Expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	1.55%
1 year		rr_ExpenseExampleYear01	$ 724
3 years		rr_ExpenseExampleYear03	1,386
5 years		rr_ExpenseExampleYear05	2,070
10 years		rr_ExpenseExampleYear10	$ 3,883
2010		rr_AnnualReturn2010	16.20%
2011		rr_AnnualReturn2011	(24.82%)
2012		rr_AnnualReturn2012	24.39%
2013		rr_AnnualReturn2013	0.88%
2014		rr_AnnualReturn2014	3.74%
1 year		rr_AverageAnnualReturnYear01	(2.22%)
5 years		rr_AverageAnnualReturnYear05	1.40%
Since inception		rr_AverageAnnualReturnSinceInception	4.44%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
Putnam Asia Pacific Equity Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[4]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	2.19%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses		rr_ExpensesOverAssets	4.09%
Expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	2.30%
1 year		rr_ExpenseExampleYear01	$ 733
3 years		rr_ExpenseExampleYear03	1,381
5 years		rr_ExpenseExampleYear05	2,144
10 years		rr_ExpenseExampleYear10	4,012
1 year		rr_ExpenseExampleNoRedemptionYear01	233
3 years		rr_ExpenseExampleNoRedemptionYear03	1,081
5 years		rr_ExpenseExampleNoRedemptionYear05	1,944
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 4,012
1 year		rr_AverageAnnualReturnYear01	(2.09%)
5 years		rr_AverageAnnualReturnYear05	1.51%
Since inception		rr_AverageAnnualReturnSinceInception	4.62%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
Putnam Asia Pacific Equity Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[5]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	2.19%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses		rr_ExpensesOverAssets	4.09%
Expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	2.30%
1 year		rr_ExpenseExampleYear01	$ 333
3 years		rr_ExpenseExampleYear03	1,081
5 years		rr_ExpenseExampleYear05	1,944
10 years		rr_ExpenseExampleYear10	4,172
1 year		rr_ExpenseExampleNoRedemptionYear01	233
3 years		rr_ExpenseExampleNoRedemptionYear03	1,081
5 years		rr_ExpenseExampleNoRedemptionYear05	1,944
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 4,172
1 year		rr_AverageAnnualReturnYear01	1.92%
5 years		rr_AverageAnnualReturnYear05	1.85%
Since inception		rr_AverageAnnualReturnSinceInception	4.77%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
Putnam Asia Pacific Equity Fund | Class M
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[1]	rr_MaximumDeferredSalesChargeOverOther	0.65%
Management fees	[2]	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses		rr_OtherExpensesOverAssets	2.19%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses		rr_ExpensesOverAssets	3.84%
Expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	2.05%
1 year		rr_ExpenseExampleYear01	$ 551
3 years		rr_ExpenseExampleYear03	1,323
5 years		rr_ExpenseExampleYear05	2,112
10 years		rr_ExpenseExampleYear10	$ 4,169
1 year		rr_AverageAnnualReturnYear01	(0.33%)
5 years		rr_AverageAnnualReturnYear05	1.39%
Since inception		rr_AverageAnnualReturnSinceInception	4.37%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
Putnam Asia Pacific Equity Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	2.19%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses		rr_ExpensesOverAssets	3.59%
Expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	1.80%
1 year		rr_ExpenseExampleYear01	$ 183
3 years		rr_ExpenseExampleYear03	934
5 years		rr_ExpenseExampleYear05	1,707
10 years		rr_ExpenseExampleYear10	$ 3,737
1 year		rr_AverageAnnualReturnYear01	3.49%
5 years		rr_AverageAnnualReturnYear05	2.36%
Since inception		rr_AverageAnnualReturnSinceInception	5.29%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
Putnam Asia Pacific Equity Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets
Other expenses		rr_OtherExpensesOverAssets	2.19%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses		rr_ExpensesOverAssets	3.09%
Expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)
Total annual fund operating expenses after expense reimbursement		rr_NetExpensesOverAssets	1.30%
1 year		rr_ExpenseExampleYear01	$ 132
3 years		rr_ExpenseExampleYear03	786
5 years		rr_ExpenseExampleYear05	1,464
10 years		rr_ExpenseExampleYear10	$ 3,276
1 year		rr_AverageAnnualReturnYear01	4.01%
5 years		rr_AverageAnnualReturnYear05	2.87%
Since inception		rr_AverageAnnualReturnSinceInception	5.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
Putnam Asia Pacific Equity Fund | after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	(2.18%)
5 years		rr_AverageAnnualReturnYear05	0.65%
Since inception		rr_AverageAnnualReturnSinceInception	3.51%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
Putnam Asia Pacific Equity Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	(1.10%)
5 years		rr_AverageAnnualReturnYear05	1.17%
Since inception		rr_AverageAnnualReturnSinceInception	3.46%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
Putnam Asia Pacific Equity Fund | MSCI All Country Asia ex-Japan Index (ND) (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	4.80%
5 years		rr_AverageAnnualReturnYear05	5.51%
Since inception		rr_AverageAnnualReturnSinceInception	9.03%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Management fees are subject to a performance adjustment.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 8/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	This charge is phased out over six years.
[5]	This charge is eliminated after one year.